LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE

15.LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	For the years ended December 31,
	2024	2023	2022
Net Loss Attributable to Kaixin’s Shareholders	$(40,972)	$(53,563)	$(84,706)

Loss Per Share
Basic and diluted	$(26.05)	$(140.44)	$(380.86)
Weighted Average Shares Used in Calculating Net Loss Per Share
Basic and diluted	1,572,546	381,393	222,408

Since the Group suffered a net loss for the years ended December 31, 2024, 2023 and 2022, the potential dilutive securities were not included in the calculation of dilutive net loss per share where their inclusion would be anti-dilutive. And no dilutive security was issued for the years ended December 31, 2024, 2023 and 2022, and there was no difference between the Group’s basic and diluted net loss per share for the periods presented. The potential dilutive securities that were not included in the calculation of dilutive loss per share were 185, 185 and 185 Class A Ordinary Shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1), respectively, for the years ended December 31, 2024, 2023 and 2022, as inclusion would have been anti-dilutive.